UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—98.85%

BANKS—16.37%
Banco Continental SA	1,845,690	$4,734,201
Credicorp Ltd.	272,265	24,038,277

		28,772,478
BUILDING MATERIALS—3.85%
Cementos Lima SA	2,119,111	2,531,615
Cementos Pacasmayo SAA	2,406,390	4,227,670

		6,759,285
DIVERSIFIED FINANCIAL SERVICES—3.54%
Intergroup Financial Services Corp.	300,090	6,226,868

		6,226,868
ELECTRIC—2.33%
Edegel SA	3,585,540	1,839,385
Empresa de Distribucion Electrica de Lima Norte SA	331,065	319,898
Luz del Sur SAA	1,078,350	1,932,391

		4,091,674
ENGINEERING & CONSTRUCTION—3.65%
Grana y Montero SA	4,252,402	6,424,922

		6,424,922
FOOD—6.02%
Alicorp SA	6,440,020	7,467,346
Copeinca ASA	504,000	3,109,427

		10,576,773
IRON & STEEL—3.43%
Corporacion Aceros Arequipa SA(a)	3,483,825	2,827,701
Empresa Siderurgica del Peru SAA(a)	5,687,430	3,197,431

		6,025,132
MACHINERY—2.32%
Ferreyros SA	4,183,346	4,086,332

		4,086,332
MINING—55.24%
Compania de Minas Buenaventura SA SP ADR	831,705	29,941,380
Compania Minera Atacocha SA Class B(a)	4,513,979	2,141,206
Compania Minera Milpo SA	2,815,470	7,370,081
Hochschild Mining PLC	1,340,383	5,633,745
Minsur SA	2,917,740	7,032,922
Sociedad Minera Cerro Verde SA	243,810	5,753,916
Sociedad Minera el Brocal SA	439,635	6,039,961
Southern Copper Corp.	875,910	25,821,827
Volcan Compania Minera SAA Class B	6,776,175	7,357,126

		97,092,164

OIL & GAS—2.10%
Maple Energy PLC(a)	1,899,295	1,524,083
Refineria la Pampilla SA(a)	3,547,790	2,169,063

		3,693,146

TOTAL COMMON STOCKS
(Cost: $164,816,542)		173,748,774

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.90%

MONEY MARKET FUNDS—0.90%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	1,593,094	1,593,094

		1,593,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,593,094)		1,593,094

TOTAL INVESTMENTS IN SECURITIES—99.75%
(Cost: $166,409,636)		175,341,868
Other Assets, Less Liabilities—0.25%		433,545

NET ASSETS—100.00%		$175,775,413

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

AGRICULTURE—6.50%
PT Astra Agro Lestari Tbk	12,000	$24,880
PT Bakrie Sumatera Plantations Tbk	328,000	12,928
PT Bisi International Tbk(a)	51,000	6,939
PT BW Plantation Tbk(a)	41,000	2,878
PT Central Proteinaprima Tbk(a)	300,000	1,620
PT Charoen Pokphand Indonesia Tbk(a)	43,000	12,305
PT Gudang Garam Tbk	17,000	61,498
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	16,000	13,649
PT Sampoerna Agro Tbk	26,000	5,966

		142,663
AUTO PARTS & EQUIPMENT—0.14%
PT Gajah Tunggal Tbk(a)	36,000	3,110

		3,110
BANKS—24.89%
PT Bank Central Asia Tbk	367,000	210,043
PT Bank Danamon Indonesia Tbk	88,000	47,039
PT Bank Mandiri Tbk	180,000	98,159
PT Bank Negara Indonesia (Persero) Tbk	121,000	31,686
PT Bank Rakyat Indonesia Tbk	165,000	148,777
PT Bank Tabungan Negara Tbk(a)	76,000	10,505

		546,209
BUILDING MATERIALS—6.71%
PT Indocement Tunggal Prakarsa Tbk	44,000	70,083
PT Semen Gresik (Persero) Tbk	86,000	77,080

		147,163
CHEMICALS—0.45%
PT Barito Pacific Tbk(a)	90,000	9,913

		9,913
COAL—11.36%
PT Adaro Energy Tbk	281,000	57,957
PT Bumi Resources Tbk	448,000	97,964
PT Darma Henwa Tbk(a)	100,000	885
PT Indika Energy Tbk	34,000	9,821
PT Indo Tambangraya Megah Tbk	10,000	36,877
PT Tambang Batubara Bukit Asam Tbk	25,000	45,759

		249,263
DISTRIBUTION & WHOLESALE—0.23%
PT AKR Corporindo Tbk	48,000	4,976

		4,976
ENGINEERING & CONSTRUCTION—0.79%
PT Jasa Marga (Persero) Tbk	71,000	14,797
PT Pembangunan Perumahan (Persero) Tbk(a)	35,000	2,494

		17,291

FOOD—2.36%
PT Indofood Sukses Makmur Tbk	134,000	51,730

		51,730
FOREST PRODUCTS & PAPER—0.72%
PT Indah Kiat Pulp and Paper Corp. Tbk(a)	84,000	15,783

		15,783
GAS—4.83%
PT Perusahaan Gas Negara Tbk	265,000	105,880

		105,880
HOLDING COMPANIES—DIVERSIFIED—0.18%
PT Global Mediacom Tbk	101,000	3,872

		3,872
HOUSEHOLD PRODUCTS & WARES—3.43%
PT Unilever Indonesia Tbk	46,000	75,255

		75,255
INSURANCE—0.39%
PT Panin Financial Tbk(a)	365,000	8,671

		8,671
MACHINERY—0.12%
PT Hexindo Adiperkasa Tbk	6,000	2,689

		2,689
MACHINERY—CONSTRUCTION & MINING—3.92%
PT United Tractors Tbk	45,000	86,010

		86,010
MEDIA—0.20%
PT Media Nusantara Citra Tbk	106,000	4,350

		4,350
METAL FABRICATE & HARDWARE—0.62%
PT Bakrie and Brothers Tbk(a)	2,058,000	13,556

		13,556
MINING—2.98%
PT Aneka Tambang Tbk	103,000	21,244
PT International Nickel Indonesia Tbk	72,000	29,934
PT Timah Tbk	62,000	14,227

		65,405
OIL & GAS—1.28%
PT Benakat Petroleum Energy Tbk(a)	300,000	5,248
PT Energi Mega Persada Tbk(a)	780,000	10,529
PT Medco Energi Internasional Tbk	42,000	12,246

		28,023
OIL & GAS SERVICES—0.14%
PT Elnusa Tbk	66,000	3,136

		3,136
REAL ESTATE—2.39%
PT Bakrieland Development Tbk(a)	582,000	8,987
PT Ciputra Development Tbk(a)	156,000	12,129
PT Lippo Karawaci Tbk(a)	338,000	15,695
PT Sentul City Tbk(a)	282,000	3,837
PT Summarecon Agung Tbk	147,000	11,905

		52,553

RETAIL—12.25%
PT Astra International Tbk	60,000	268,884

		268,884
TELECOMMUNICATIONS—12.58%
PT Bakrie Telecom Tbk(a)	525,000	7,937
PT Indosat Tbk	43,000	23,449
PT Telekomunikasi Indonesia Tbk	298,000	244,566

		275,952
TRANSPORTATION—0.35%
PT Berlian Laju Tanker Tbk	98,000	4,233
PT Mitra International Resources Tbk(a)	101,000	2,890
PT Trada Maritime Tbk(a)	11,000	564

		7,687

TOTAL COMMON STOCKS
(Cost: $2,335,043)		2,190,024

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	2,500	2,500

		2,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,500)		2,500

TOTAL INVESTMENTS INSECURITIES—99.92%
(Cost: $2,337,543)		2,192,524
Other Assets, Less Liabilities — 0.08%		1,763

NET ASSETS — 100.00%		$2,194,287

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—94.61%

AIRLINES—6.51%
Aer Lingus Group PLC(a)	75,807	$66,278
Ryanair Holdings PLC SP ADR(a)	5,513	129,776

		196,054
BANKS—4.88%
Allied Irish Banks PLC(a)	82,797	106,185
Bank of Ireland(a)	45,099	40,876

		147,061
BEVERAGES—4.44%
C&C Group PLC	33,765	133,656

		133,656
BUILDING MATERIALS—27.26%
CRH PLC	30,585	687,259
Kingspan Group PLC(a)	15,171	134,137

		821,396
DIVERSIFIED FINANCIAL SERVICES—2.27%
Irish Life & Permanent Group Holdings PLC(a)	28,770	68,543

		68,543
ENTERTAINMENT—4.31%
Paddy Power PLC	4,284	129,957

		129,957
FOOD—17.11%
Fyffes PLC	94,443	40,645
Glanbia PLC	25,668	95,274
Greencore Group PLC	42,501	66,561
Kerry Group PLC Class A	10,137	278,135
Total Produce PLC	81,156	35,027

		515,642
FOREST PRODUCTS & PAPER—3.93%
Smurfit Kappa Group PLC(a)	15,375	118,498

		118,498
HOLDING COMPANIES - DIVERSIFIED—4.66%
DCC PLC	6,087	140,366

		140,366
INSURANCE—2.04%
FBD Holdings PLC	7,773	61,538

		61,538
MEDIA—1.76%
Independent News & Media PLC(a)	357,867	52,957

		52,957

PHARMACEUTICALS—11.51%
Elan Corp. PLC(a)	43,062	243,047
United Drug PLC	37,083	103,805

		346,852
RETAIL—3.93%
Grafton Group PLC	29,364	118,407

		118,407

TOTAL COMMON STOCKS
(Cost: $3,178,046)		2,850,927

Security	Shares	Value

RIGHTS—1.23%

BANKS—1.23%
Bank of Ireland(a)	172,647	37,257

		37,257

TOTAL RIGHTS
(Cost: $73,357)		37,257

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	541	541

		541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $541)		541

TOTAL INVESTMENTS IN SECURITIES—95.86%
(Cost: $3,251,944)		2,888,725
Other Assets, Less Liabilities—4.14%		124,627

NET ASSETS—100.00%		$3,013,352

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.78%

AGRICULTURE—1.63%
Kernel Holding SA(a)	28,808	$554,210

		554,210
BANKS—40.18%
Bank Handlowy w Warszawie SA(a)	27,638	621,572
Bank Millennium SA(a)	336,388	483,323
Bank Pekao SA	80,756	4,067,174
Bank Zachodni WBK SA	16,042	991,843
BRE Bank SA(a)	10,946	842,649
Getin Holding SA(a)	250,562	772,313
ING Bank Slaski SA(a)	2,626	599,319
Powszechna Kasa Oszczednosci Bank Polski SA	422,734	5,242,697

		13,620,890
BIOTECHNOLOGY—0.70%
Bioton SA(a)	3,756,740	238,635

		238,635
CHEMICALS—1.02%
Synthos SA(a)	616,772	345,144

		345,144
COAL—1.91%
Lubelski Wegiel Bogdanka SA(a)	28,704	649,019

		649,019
COMPUTERS—2.82%
Asseco Poland SA	54,522	954,892

		954,892
ELECTRIC—4.26%
Polska Grupa Energetyczna SA(a)	222,040	1,442,677

		1,442,677
ENGINEERING & CONSTRUCTION—5.30%
Budimex SA	15,626	477,390
PBG SA	10,582	683,711
Polimex-Mostostal SA	467,922	634,096

		1,795,197
INSURANCE—7.98%
Powszechny Zaklad Ubezpieczen SA(a)	25,558	2,705,818

		2,705,818
MEDIA—4.64%
Agora SA(a)	48,932	391,936
Cyfrowy Polsat SA	102,128	466,472
TVN SA	134,966	714,441

		1,572,849

MINING—9.55%
Grupa Kety SA(a)	11,414	366,662
KGHM Polska Miedz SA	97,110	2,869,870

		3,236,532
OIL & GAS—10.76%
Grupa Lotos SA(a)	61,438	590,044
Polski Koncern Naftowy ORLEN SA(a)	131,482	1,525,230
Polskie Gornictwo Naftowe i Gazownictwo SA	1,476,046	1,531,432

		3,646,706
REAL ESTATE—3.48%
Echo Investment SA(a)	289,562	384,512
Globe Trade Centre SA(a)	109,746	796,052

		1,180,564
RETAIL—1.23%
Eurocash SA	68,900	416,824

		416,824
TELECOMMUNICATIONS—4.32%
Telekomunikacja Polska SA	310,596	1,463,750

		1,463,750

TOTAL COMMON STOCKS
(Cost: $32,852,282)		33,823,707

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	10,000	10,000

		10,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,000)		10,000

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $32,862,282)		33,833,707
Other Assets, Less Liabilities — 0.19%		64,830

NET ASSETS — 100.00%		$33,898,537

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares MSCI All Peru Capped, iShares MSCI Indonesia Investable Market, iShares MSCI Ireland Capped Investable Market and iShares MSCI Poland Investable Market Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI Indonesia Investable Market and iShares MSCI Ireland Capped Investable Market Index Funds commenced operations on May 5, 2010. The iShares MSCI Poland Investable Market Index Fund commenced operations on May 25, 2010.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

As of May 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost of federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$168,505,735	$12,865,085	$(6,028,952)	$6,836,133
Indonesia Investable Market	2,339,153	575	(147,204)	(146,629)
Ireland Capped Investable Market	3,263,712	—	(374,987)	(374,987)
Poland Investable Market	32,862,282	982,282	(10,857)	971,425

2. TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act, but BAC and Barclays are not.

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 30, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	July 30, 2010